Contents of Significant Accounts - Financial Assets at Fair Value through Profit or Loss (Parenthetical) (Detail) - FUJITSU SEMICONDUCTOR LIMITED [member] - Major business combination [member] - Subsequent Event [member]
$ in Billions
Jan. 01, 2019 TWD ($)
Disclosure of financial assets [line items]
Investment in subsidiary	$ 15.3
Ownership interest percentage in subsidiary	84.10%